Income Taxes, Effective Income Tax Expense and Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Statutory federal income tax expense	$ 11,204	$ 11,641	$ 11,677
Statutory federal income tax expense, rate	35.00%	35.00%	35.00%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	$ 1,004	$ 1,025	$ 971
State and local taxes on income, net of federal income tax benefit, rate	3.10%	3.10%	2.90%
Tax-exempt interest	$ (725)	$ (641)	$ (550)
Tax-exempt interest, rate	(2.20%)	(1.90%)	(1.60%)
Tax credits	$ (1,251)	$ (1,108)	$ (1,074)
Tax credits, rate	(3.90%)	(3.30%)	(3.20%)
Life insurance	$ (188)	$ (186)	$ (179)
Life insurance, rate	(0.60%)	(0.60%)	(0.50%)
Leveraged lease tax expense	$ 124	$ 140	$ 158
Leveraged lease tax expense, rate	0.40%	0.40%	0.50%
Other	$ (93)	$ (506)	$ (696)
Other, rate	(0.30%)	(1.50%)	(2.20%)
Income tax expense	$ 10,075	$ 10,365	$ 10,307
Effective income tax rate	31.50%	31.20%	30.90%